THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%

	Shares	Value
COMMUNICATION SERVICES — 1.6%
Cardlytics *	12,031	$799,099

CONSUMER DISCRETIONARY — 19.4%
America’s Car-Mart *	8,060	766,990
BJ’s Restaurants	40,614	814,717
Boot Barn Holdings *	22,740	440,246
Century Communities *	26,860	956,753
Cheesecake Factory	30,560	733,440
Chuy’s Holdings *	14,844	236,168
Del Taco Restaurants *	74,476	569,741
Guess?	78,882	815,640
Jack in the Box	1,800	147,798
Johnson Outdoors, Cl A	7,536	659,852
M/I Homes *	19,475	810,744
Noodles, Cl A *	49,829	346,312
Sleep Number *	13,590	631,935
Sonos *	65,928	1,054,848
Universal Technical Institute *	60,800	451,744

		9,436,928

ENERGY — 2.8%
Frank’s International *	100,228	228,520
Natural Gas Services Group *	16,698	106,533
Renewable Energy Group *	27,719	764,490
REX American Resources *	3,486	237,571

		1,337,114

FINANCIALS — 6.0%
Baycom *	28,656	294,584
Churchill Capital II, Cl A *	41,310	439,538
First Bancshares	7,947	158,225
First Busey	33,751	577,142
Heritage Financial	23,335	441,382

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — (continued)
Old Second Bancorp	76,292	$634,749
Randolph Bancorp *	35,873	384,917

		2,930,537

HEALTH CARE — 18.8%
Addus HomeCare *	5,701	549,633
Amneal Pharmaceuticals *	91,288	395,277
ANI Pharmaceuticals *	5,073	150,212
Apollo Medical Holdings *	14,606	244,651
Atrion	644	399,344
BioLife Solutions *	34,164	660,390
Cardiovascular Systems *	11,375	346,710
CareDx *	6,340	211,439
Coherus Biosciences *	18,090	318,203
CryoLife *	16,205	314,539
Fulgent Genetics *	31,520	830,552
HealthStream *	4,383	96,229
Joint *	38,607	557,485
Lannett *	15,460	91,987
Lantheus Holdings *	25,401	342,405
LeMaitre Vascular	24,226	710,549
Ligand Pharmaceuticals *	2,914	341,463
Luminex	13,208	480,771
Meridian Bioscience *	12,980	317,880
Mesa Laboratories	1,653	391,662
Orthofix Medical *	17,436	535,460
Pacira BioSciences *	5,420	285,146
Pro-Dex *	10,616	201,704
Providence Service *	4,722	382,529

		9,156,220

INDUSTRIALS — 23.1%
Allied Motion Technologies	15,068	568,063
Altra Industrial Motion	16,820	575,749
Ameresco, Cl A *	15,365	425,303

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (continued)
Forward Air	4,780	$248,512
Graham	45,014	592,384
Greenbrier	12,260	315,450
Harsco *	46,470	741,661
Heritage-Crystal Clean *	29,433	410,002
Hub Group, Cl A *	3,620	191,498
Hyster-Yale Materials Handling	20,560	767,094
ICF International	2,600	175,786
IES Holdings *	10,300	245,449
Insteel Industries	15,575	290,318
Kadant	2,979	323,251
MYR Group *	8,321	305,131
Northwest Pipe *	17,920	445,312
Orion Group Holdings *	86,933	250,367
Preformed Line Products	7,970	392,602
SkyWest	18,160	477,790
TPI Composites *	43,965	1,124,625
Transcat *	27,071	755,281
Ultralife *	56,769	403,060
US Xpress Enterprises, Cl A *	105,100	962,716
Willdan Group *	10,060	248,080

		11,235,484

INFORMATION TECHNOLOGY — 24.8%
Advanced Energy Industries *	3,430	252,345
Ambarella *	12,040	545,171
Axcelis Technologies *	11,896	349,980
Digital Turbine *	68,670	953,139
Diodes *	4,770	245,417
ePlus *	11,946	890,455
I3 Verticals, Cl A *	1,610	38,930
Ichor Holdings *	22,140	726,635
Luna Innovations *	40,100	227,367
Methode Electronics	4,829	136,178
Mitek Systems *	18,755	192,426

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Napco Security Technologies *	13,900	$366,682
NVE	1,671	90,635
Onto Innovation *	16,748	633,409
PAR Technology *	44,676	1,374,234
Perficient *	34,590	1,356,274
Ping Identity Holding *	21,480	738,053
RF Industries	8,368	37,405
Ultra Clean Holdings *	40,963	1,232,577
Upland Software *	26,790	922,112
Verra Mobility, Cl A *	16,220	165,930
Vishay Precision Group *	12,394	315,427
Zix *	40,701	289,588

		12,080,369

MATERIALS — 2.5%
Koppers Holdings *	43,897	1,104,887
UFP Technologies *	2,861	123,424

		1,228,311

REAL ESTATE — 0.2%
Postal Realty Trust, Cl A (A)	7,310	107,603

TOTAL COMMON STOCK (Cost $40,389,445)		48,311,665

SHORT-TERM INVESTMENT — 0.5%

SEI Daily Income Trust Government Fund, Cl F, 0.01% (B) (Cost $270,916)	270,916	270,916

TOTAL INVESTMENTS — 99.7% (Cost $40,660,361)		$48,582,581

Percentages are based on Net Assets of $48,707,663.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JULY 31, 2020 (Unaudited)

*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THB-QH-001-1700